UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2008

Waddell & Reed Advisors Continental Income Fund, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Continental Income Fund
March 31, 2008

COMMON STOCKS	Shares	Value

Aircraft – 1.36%
Boeing Company (The)	85,200	$6,336,324

Banks – 1.66%
Northern Trust Corporation	117,100	7,774,269

Beverages – 4.95%
Anheuser–Busch Companies, Inc.	84,300	4,000,035
Brown–Forman Corporation, Class B	64,000	4,238,080
Coca–Cola Company (The)	96,800	5,892,216
PepsiCo, Inc.	124,600	8,996,120
		23,126,451
Business Equipment and Services – 0.84%
Pitney Bowes Inc.	112,100	3,925,742

Capital Equipment – 1.54%
Joy Global Inc.	110,800	7,213,634

Chemicals –– Petroleum and Inorganic – 1.23%
E.I. du Pont de Nemours and Company	123,300	5,765,508

Chemicals –– Specialty – 1.53%
Air Products and Chemicals, Inc.	77,700	7,148,400

Communications Equipment – 5.15%
Nokia Corporation, Series A, ADR	289,700	9,221,151
Cisco Systems, Inc.*	363,200	8,754,936
QUALCOMM Incorporated	149,000	6,106,765
		24,082,852
Computers –– Micro – 1.71%
Apple Inc.	55,600	7,979,712

Computers –– Peripherals – 1.25%
Microsoft Corporation	206,500	5,846,015

Defense – 2.79%
General Dynamics Corporation	156,600	13,055,742

Electrical Equipment – 1.29%
Emerson Electric Co.	117,400	6,041,404

Electronic Components – 1.27%
Microchip Technology Incorporated	181,200	5,935,206

Food and Related – 1.46%
Wm. Wrigley Jr. Company	108,700	6,830,708

Health Care –– Drugs – 5.64%
Abbott Laboratories	143,100	7,891,965
Allergan, Inc.	74,400	4,195,416
Genentech, Inc.*	71,000	5,763,780
Gilead Sciences, Inc.*	165,400	8,520,581
		26,371,742
Health Care –– General – 4.36%
DENTSPLY International Inc.	182,700	7,056,788
Johnson & Johnson	137,500	8,919,625
Zimmer Holdings, Inc.*	56,500	4,399,090
		20,375,503
Hospital Supply and Management – 1.13%
Medtronic, Inc.	109,300	5,286,841

Hotels and Gaming – 0.96%
Las Vegas Sands, Inc.*	60,900	4,484,676

Household –– General Products – 2.26%
Colgate–Palmolive Company	135,700	10,572,387

Insurance –– Life – 1.64%
Aflac Incorporated	118,300	7,683,585

Insurance –– Property and Casualty – 2.78%
Berkshire Hathaway Inc., Class B*	1,600	7,156,640
Travelers Companies, Inc. (The)	122,400	5,856,840
		13,013,480
Motion Pictures – 1.36%
News Corporation Limited, Class A	338,500	6,346,875

Multiple Industry – 2.05%
Altria Group, Inc.	50,600	1,123,320
General Electric Company	228,500	8,456,785
		9,580,105
Non–Residential Construction – 2.15%
Fluor Corporation	71,200	10,050,592

Petroleum –– International – 5.34%
BP p.l.c., ADR	95,000	5,761,750
Chevron Corporation	70,100	5,983,736
Exxon Mobil Corporation	156,138	13,206,152
		24,951,638
Petroleum –– Services – 2.30%
Schlumberger Limited	123,500	10,744,500

Publishing – 0.74%
Meredith Corporation	89,900	3,438,675

Retail –– General Merchandise – 1.29%
Wal–Mart Stores, Inc.	114,200	6,016,056

Security and Commodity Brokers – 2.09%
CME Group Inc.	8,100	3,799,710
J.P. Morgan Chase & Co.	139,400	5,987,230
		9,786,940
Timesharing and Software – 0.65%
Paychex, Inc.	88,200	3,023,055

Tobacco – 0.55%
Philip Morris International Inc.*	50,600	2,559,348

Trucking and Shipping – 0.80%
Expeditors International of Washington, Inc.	83,000	3,743,715

Utilities –– Electric – 1.79%
Exelon Corporation	102,800	8,354,556

Utilities –– Telephone – 1.62%
AT&T Inc.	197,100	7,548,930

TOTAL COMMON STOCKS – 69.53%		$324,995,166

(Cost: $224,307,608)

PREFFERED STOCKS – 0.16%

Finance Companies
Freddie Mac, 8.375%	30,500	$744,200
(Cost: $762,500)

	Principal Amount in
CORPORATE DEBT SECURITIES	Thousands

Beverages – 0.47%
Coca–Cola Enterprises Inc.,
6.7%, 10–15–36	$2,000	2,195,920

Finance Companies – 1.49%
General Electric Capital Corporation,
8.3%, 9–20–09	6,500	6,951,535

TOTAL CORPORATE DEBT SECURITIES – 1.96%		$9,147,455

(Cost: $8,581,185)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations – 3.21%
Federal Home Loan Mortgage Corporation,
6.625%, 9–15–09	5,000	5,314,060
Federal National Mortgage Association:
6.625%, 9–15–09	4,000	4,251,248
7.25%, 1–15–10	5,000	5,436,140
		15,001,448
Mortgage–Backed Obligations – 1.14%
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
8.25%, 6–1–08	1	964
4.5%, 7–1–18	2,549	2,547,472
Government National Mortgage Association Fixed Rate Pass–Through Certificates:
9.0%, 8–15–16	35	37,903
9.0%, 10–15–16	2	2,693
9.0%, 11–15–16	12	13,661
9.0%, 1–15–17	2	2,743
9.0%, 1–15–17	2	2,146
9.0%, 3–15–17	14	15,308
9.0%, 4–15–17	19	20,566
4.0%, 9–15–18	2,401	2,363,548
6.5%, 8–15–28	290	303,411
		5,310,415
Treasury Inflation Protected Obligations – 0.84%
United States Treasury Notes,
3.0%, 7–15–12 (A)	3,000	3,945,638

Treasury Obligations – 12.84%
United States Treasury Bonds:
7.25%, 5–15–16	8,500	10,927,812
6.25%, 8–15–23	5,000	6,151,955
United States Treasury Notes:
2.625%, 5–15–08	5,000	5,007,810
4.25%, 10–15–10	10,000	10,660,940
4.25%, 11–15–14	10,000	10,935,160
4.25%, 8–15–15	15,000	16,340,625
		60,024,302

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 18.03%		$84,281,803

(Cost: $76,869,076)

SHORT–TERM SECURITIES

Commercial Paper
Beverages – 3.14%
Anheuser–Busch Companies, Inc.,
2.25%, 4–1–08	14,705	14,705,000

Capital Equipment – 1.71%
Illinois Tool Works Inc.,
2.35%, 4–1–08	3,000	3,000,000
Illinois Tool Works Inc.,
2.48%, 4–11–08	5,000	4,996,556
		7,996,556
Electrical Equipment – 1.07%
W.W. Grainger, Inc.,
2.5%, 4–17–08	5,000	4,994,444

Finance Companies – 0.43%
Prudential Funding LLC,
2.25%, 4–28–08	2,000	1,996,625

Household –– General Products – 1.07%
Procter & Gamble Company (The),
2.2%, 4–14–08	5,000	4,996,028

Petroleum –– Domestic – 0.64%
BP Capital Markets p.l.c.,
2.51%, 5–5–08	3,000	3,000,000

Retail –– Food Stores – 0.64%
Walgreen Co.,
2.32%, 4–4–08	3,000	2,999,420

Retail –– Specialty Stores – 0.75%
Home Depot Inc. (The),
2.87%, 4–2–08	3,500	3,499,721

Total Commercial Paper – 9.45%		44,187,794

Municipal Obligations –– Taxable – 0.87%
Iowa
Iowa Finance Authority, Taxable Variable Rate Demand Health Facilities Revenue Bonds (St. Luke's Health Foundation of Sioux City, Iowa Project), Series 2006 (General Electric Capital Corporation),
3.1%, 4–3–08 (B)	4,060	4,060,000

TOTAL SHORT–TERM SECURITIES – 10.32%		$48,247,794

(Cost: $48,247,794)

TOTAL INVESTMENT SECURITIES – 100.00%		$467,416,418

(Cost: $358,768,163)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation–adjusted principal by one half of the stated rate for each semiannual interest payment date.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Continental Income Fund, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 29, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 29, 2008